Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions		1 Months Ended	6 Months Ended
	Aug. 02, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 28, 2019	Jan. 31, 2019 USD ($)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Amount drawn			$ 308,981	$ 73,767
Subsequent Events [Member]
Corporate debt [Abstract]
Credit facility amount	$ 425,000
2019 Notes [Member]
Corporate debt [Abstract]
Senior notes issued										$ 255,000
Fixed interest rate										7.00%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate							1.60%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%
Base Rate Loans [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate							0.60%
Base Rate Loans [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate							1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate							0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							1.00%
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date			July 4, 2020
2017 Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Credit facility amount								$ 11,400	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate								2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate								2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2021
Credit facility amount			$ 70,000			$ 300,000	$ 215,000
Amount drawn			$ 73,000
New Revolving Credit Facility [Member] | Subsequent Events [Member]
Corporate debt [Abstract]
Maturity date	December 31, 2022
Credit facility amount	$ 425,000
New Revolving Credit Facility [Member] | Subsequent Events [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Credit facility amount	387,500
New Revolving Credit Facility [Member] | Subsequent Events [Member] | Maturity December 31, 2021 [Member]
Corporate debt [Abstract]
Credit facility amount	$ 37,500
2019 Note Issuance Facility [Member]
Corporate debt [Abstract]
Maturity date			April 30, 2025
Credit facility amount | €		€ 268
Upfront fee percentage		2.00%
Interest capitalization period		2 years
2019 Note Issuance Facility [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Fixed interest rate					4.40%
Maturity date			June 30, 2022
2019 Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		4.65%